Income Taxes - Schedule of Profit (Loss) Before Taxes (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 2,935,850	$ (4,475,659)	$ (7,469,198)
Foreign	(1,888,163)	(2,082,791)	(10,575,148)
Total	$ 1,047,687	$ (6,558,450)	$ (18,044,346)